Investments in and Loan Receivables from Affiliated Companies (Schedule of Investments in and Loan Receivables) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Total Investments and loan receivables from affiliated companies	¥ 16,569	¥ 15,945
Affiliated Entity [Member]
Investments	16,335	15,667
Loan receivables	¥ 234	¥ 278